Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 381	$ 239	$ 181
Cumulative after-tax gain on equity securities designated at FVOCI	36	35	39
Dividend income	$ 38	$ 32	$ 26